Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2025	Dec. 29, 2024
Commitments and Contingencies [Abstract]
Schedule of Warranty Provision

Activity by period relating to the Company’s warranty provision was as follows (in thousands):

	Thirty-Nine Weeks Ended
	September 28, 2025	September 29, 2024
Warranty provision, beginning of period	$5,968	$4,849
Accruals for new warranties issued	3,238	830
Settlements, other	(5,837)	(932)
Warranty provision, end of period	$3,369	$4,747
Warranty provision, current	$1,229	$1,425
Warranty provision, noncurrent	2,140	3,322

Activity by period relating to the Company’s warranty provision was as follows (in thousands):

	Fiscal Year Ended
	December 29,	December 31,
	2024	2023
Warranty provision, beginning of period	$4,849	$3,981
Warranty liability from Business Combination	582	-
Accruals for new warranties issued	695	2,968
Settlements	(158)	(2,100)
Warranty provision, end of period	$5,968	$4,849
Warranty provision, current	$2,531	$1,433
Warranty provision, noncurrent	3,437	3,416

Schedule of Leases its Facilities Under Non-Cancelable Operating Lease Agreements

The Company leases its facilities under non-cancelable operating lease agreements. The Company leases vehicles under finance lease agreements. Operating and financing lease activity for the fiscal years ended December 29, 2024 and 2023 is as follows (dollars in thousands):

	Fiscal Year Ended
	December 29,	December 31,
	2024	2023
Lease cost
Finance lease cost:
Amortization of right-of-use assets	$553	$-
Interest on lease liabilities	77	-
	630	-
Operating lease cost	1,003	1,380
Variable lease cost	-	342
Total lease cost	$1,633	$1,722
Other information
Cash paid for amounts included in the measurement of lease liabilities
Finance leases	$551	$-
Operating leases	1,039	1,047
Weighted-average remaining lease term (in years):
Finance leases	2	-
Operating leases	2.5	2.48
Weighted-average discount rate:
Finance Leases	7%	-%
Operating leases	9.5%	15.57%

Schedule of Future Minimum Lease Payments Under Non-Cancelable Operating Lease

Future minimum lease payments under non-cancellable leases are as follows as of December 29, 2024 (in thousands):

	Finance Leases	Operating Leases
Fiscal year ending
2025	$2,285	$1,687
2026	1,749	1,605
2027	247	801
Total undiscounted liabilities	4,281	4,093
Less: imputed interest	(352)	(413)
Total lease liabilities	$3,929	$3,680